Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Balance as of beginning of year	$ 5,774
Balance as of ending of year	12,696	$ 5,774
Gross carrying value
Property, plant and equipment
Balance as of beginning of year	7,422	3,211
Purchase Price Allocation		107
Additions	10,482	3,460
Transfers	(368)	0
Disposals	(1,085)	0
Translation differences	(749)	644
Balance as of ending of year	15,702	7,422
Accumulated depreciation and amortisation [member]
Property, plant and equipment
Balance as of beginning of year	(1,648)	(470)
Depreciation for the period	2,034	1,065
Transfers	68
Disposals	450	0
Translation differences	(158)	113
Balance as of ending of year	(3,006)	(1,648)
Leasehold improvements
Property, plant and equipment
Balance as of beginning of year	452
Balance as of ending of year	3,248	452
Leasehold improvements | Gross carrying value
Property, plant and equipment
Balance as of beginning of year	659	530
Additions	3,147	123
Transfers	92
Disposals	(569)
Translation differences	(6)	6
Balance as of ending of year	3,323	659
Leasehold improvements | Accumulated depreciation and amortisation [member]
Property, plant and equipment
Balance as of beginning of year	(207)	(93)
Depreciation for the period	238	114
Transfers	(1)
Disposals	370
Translation differences	(1)
Balance as of ending of year	(75)	(207)
Plant and machinery
Property, plant and equipment
Balance as of beginning of year	2,665
Balance as of ending of year	6,432	2,665
Plant and machinery | Gross carrying value
Property, plant and equipment
Balance as of beginning of year	3,393	1,176
Purchase Price Allocation		44
Additions	4,836	1,561
Transfers	200	368
Disposals	(21)
Translation differences	(373)	244
Balance as of ending of year	8,035	3,393
Plant and machinery | Accumulated depreciation and amortisation [member]
Property, plant and equipment
Balance as of beginning of year	(728)	(202)
Depreciation for the period	1,069	493
Transfers	128
Disposals	11
Translation differences	(55)	33
Balance as of ending of year	(1,603)	(728)
Furniture, fittings and equipment
Property, plant and equipment
Balance as of beginning of year	2,581
Balance as of ending of year	2,263	2,581
Furniture, fittings and equipment | Gross carrying value
Property, plant and equipment
Balance as of beginning of year	3,294	1,421
Purchase Price Allocation		63
Additions	1,180	1,303
Transfers	(63)	124
Disposals	(495)
Translation differences	(325)	383
Balance as of ending of year	3,591	3,294
Furniture, fittings and equipment | Accumulated depreciation and amortisation [member]
Property, plant and equipment
Balance as of beginning of year	(713)	(175)
Depreciation for the period	727	458
Transfers	(59)
Disposals	69
Translation differences	(102)	80
Balance as of ending of year	(1,328)	(713)
Construction in progress for property, plant and equipment
Property, plant and equipment
Balance as of beginning of year	76
Balance as of ending of year	753	76
Construction in progress for property, plant and equipment | Gross carrying value
Property, plant and equipment
Balance as of beginning of year	76	84
Additions	1,319	473
Transfers	(597)	(492)
Translation differences	(45)	11
Balance as of ending of year	753	76
Construction in progress for property, plant and equipment | Accumulated depreciation and amortisation [member]
Property, plant and equipment
Balance as of beginning of year	0
Balance as of ending of year	$ 0	$ 0